Description of Plan and Significant Accounting Policies (Policies) - EBP 018	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Investment Valuation
Investment Valuation
U.S. GAAP provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under U.S. GAAP are described as follows:
Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2 – Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Purchases and sales of investments are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Realized gains and losses and unrealized appreciation and depreciation of plan assets are reported in the statements of changes in net assets available for benefits as net appreciation (depreciation) in the fair value of investments.
Following is a description of the valuation methodologies used by the Plan for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Mutual funds: Shares held in mutual funds are valued at active market prices that represent the Net Asset Value (“NAV”) of shares held by the Master Trust at year end and are classified as Level 1. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, then divided by the number of shares outstanding. Mutual funds held by the Master Trust are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission (“SEC”). These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are therefore deemed to be actively traded.
Common/collective trusts: Valued at the NAV of shares of a bank collective trust held by the Master Trust at year-end. The NAV is based on the fair value of the underlying investments held by the fund. Participant transactions (issuances and redemptions) may occur daily. Were the Master Trust to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
Equities: Valued at the NAV of shares held at year-end. The NAV is based on the fair value of the underlying investments held by the participants. Participant transactions (issuances and redemptions) may occur daily.
Corporate Bonds: Valued using pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks or a broker quote, if available.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Administrative Expenses
Administrative Expenses
Expenses related to the administration of the Plan are paid out of the principal or income of the Plan. These amounts are netted with investment income on the Statements of Changes in Net Assets Available for Benefits. Administrative expenses totaled $740,746 and $1,097,852 for the years ended December 31, 2025 and 2024, respectively.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid. As of December 31, 2025 and December 31, 2024, $4,054 and $0, respectively, were requested by participants but had not yet been paid from the Plan.
Reclassifications	Reclassifications Certain items in the prior year have been reclassified to conform to the presentation in the current year financial statements.
Subsequent Events
Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure through the date of financial statement issuance June 26, 2026. There were no subsequent events that required recognition or disclosure.